Schedule of estimated aggregate amortization expense (Details) - USD ($)	May 31, 2024	Feb. 29, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
2025	$ 313,329	$ 660,578
2026	270,728	172,152
2027	2,958	12,498
Thereafter
Total	$ 882,838	$ 845,228